Investments accounted for using equity method (Details 1) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	$ 136,969,434	$ 131,172,835
Aguas de Origen SA [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	104,552	0
Aguas Danone de Argentina SA [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	2,336,251	0
Business combinations [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	4,335,573	1,894,770
Cerveceria Austral S.A. [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Goodwill	$ 1,894,770	$ 1,894,770